FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 13 – FAIR VALUE MEASUREMENT

          The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. Fair value measurement must maximize the use of observable inputs and minimize the use of unobservable inputs. In estimating fair value, the Corporation utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. FASB ASC Topic 820, “Fair Value Measurements and Disclosures” establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

•	Level 1 Inputs - Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 Inputs - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, market consensus, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

•	Level 3 Inputs - Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

          Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Corporation’s monthly and/or quarterly valuation process.

Recurring Measurements

          The following table summarizes financial assets measured at fair value on a recurring basis as of December 31, 2014 and 2013, and by the level within the fair value hierarchy utilized to measure fair value (dollars in thousands):

December 31, 2014
Available-for-sale securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	$-	$159,254	$-	$159,254
U.S. government sponsored agency mortgage backed securities	-	167,970	-	167,970
States and political subdivisions	-	52,882	-	52,882
Corporate bonds	-	17,780	-	17,780
Total assets at fair value	$-	$397,886	$-	$397,886

December 31, 2013
Available-for-sale securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	$-	$105,072	$-	$105,072
U.S. government sponsored agency mortgage backed securities	-	157,423	-	157,423
States and political subdivisions	-	46,337	-	46,337
Corporate bonds	-	20,882	-	20,882
Total assets at fair value	$-	$329,714	$-	$329,714

          The following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the year ended December 31, 2014.

Available-for-Sale Securities

          Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, the Corporation obtains fair value measurements from an independent pricing service, such as Interactive Data, which utilizes pricing models to determine fair value measurement. The Corporation reviews the pricing quarterly to verify the reasonableness of the pricing. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other factors. U.S. government agencies, state and political subdivisions, U.S. government sponsored agency mortgage-backed securities and corporate bonds are classified as Level 2 inputs.

Nonrecurring Measurements

          The following table summarizes financial assets measured at fair value on a nonrecurring basis as of December 31, 2014 and December 31, 2013, by the level within the fair value hierarchy utilized to measure fair value (dollars in thousands):

December 31, 2014
	Level 1	Level 2	Level 3	Total
Impaired loans (collateral-dependent)	$-	$-	$1,184	$1,184
Other real estate owned	-	-	-	-

December 31, 2013
	Level 1	Level 2	Level 3	Total
Impaired loans (collateral-dependent)	$-	$-	$2,214	$2,214
Other real estate owned	-	-	208	208

Impaired Loans (Collateral-Dependent)

          The estimated fair value of collateral-dependent impaired loans is based on the appraised fair value of the collateral, less estimated cost to sell. Collateral-dependent impaired loans are classified within Level 3 of the fair value hierarchy.

          The Corporation considers the appraisal or evaluation as the starting point for determining fair value and then considers other factors and events in the environment that may affect the fair value. Appraisals of the collateral underlying collateral-dependent loans are obtained when the loan is determined to be collateral-dependent and subsequently as deemed necessary by the Chief Credit Officer. Appraisals are reviewed for accuracy and consistency by the Chief Credit Officer. Appraisers are selected from the list of approved appraisers maintained by management. The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell if repayment or satisfaction of the loan is dependent on the sale of the collateral. These discounts and estimates are developed by the Chief Credit Officer by comparison to historical results. Fair value adjustments were approximately $287 at December 31, 2014 and $79 at December 31, 2013.

          Loans considered impaired under ASC 310-35, “Impairment of a Loan,” are loans for which, based on current information and events, it is probable that the creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are subject to nonrecurring fair value adjustments to reflect (1) subsequent partial write-downs that are based on the observable market price or current appraised value of the collateral or (2) the full charge-off of the loan carrying value.

Other Real Estate Owned

          Other real estate owned (“OREO”) is initially recorded at fair value at the time of acquisition, as determined by independent appraisal or evaluation by the Corporation, less costs to sell when the real estate is acquired in settlement of loans. Quarterly evaluations of OREO are performed to determine if there has been any subsequent decline in the value of OREO properties. OREO is classified within Level 3 of the fair value hierarchy. OREO assets are subject to nonrecurring fair value adjustments to reflect subsequent partial write-downs that are based on the observable market price or current appraised value of the collateral less selling costs. There was no fair value adjustment of the OREO portfolio at December 31, 2014. Fair value adjustments were approximately $395 in the aggregate at December 31, 2013.

          Appraisals of OREO are obtained when the real estate is acquired and subsequently as deemed necessary by the Chief Credit Officer. Appraisals are required annually and reviewed for accuracy and consistency by the Chief Credit Officer. The appraised values are reduced by discounts to consider lack of marketability and estimated costs to sell. Appraisers are selected from the list of approved appraisers maintained by management.

Unobservable (Level 3) Inputs

          The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements as of December 31, 2014 and 2013 (dollars in thousands):

	Quantitative Information about Level 3 Fair Value Measurements
	Fair value at December 31, 2014	Valuation technique(s)	Unobservable input	Range (weighted average)

Impaired loans (collateral-dependent)	$1,184	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)

	Quantitative Information about Level 3 Fair Value Measurements
	Fair value at December 31, 2013	Valuation technique(s)	Unobservable input	Range (weighted average)
Impaired loans (collateral-dependent)	$2,214	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)

Other real estate/assets owned	$208	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)

          ASC Topic 825, “Financial Instruments,” requires disclosure of the fair value of financial assets and liabilities, including those financial assets and liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis.

          The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and due from banks – The carrying amount approximates fair value.

Interest bearing deposits in other banks – The carrying amount approximates fair value.

Federal funds sold – The carrying amount approximates fair value.

Securities held-to-maturity – Fair values are based on quoted market prices, if available. If a quoted price is not available, fair value is estimated using quoted prices for similar securities. The fair value estimate is provided to management from a third party using modeling assumptions specific to each type of security that are reviewed and approved by management. Quarterly sampling of fair values provided by additional third parties supplement the fair value review process.

Loans held for sale – The fair value is predetermined at origination based on sale price.

Loans (net of the allowance for loan losses) – The fair value of fixed rate loans and variable rate mortgage loans is estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. For other variable rate loans, the carrying amount approximates fair value.

Federal Home Loan Bank stock – The carrying value of FHLB stock approximates fair value based on the redemption provisions of the FHLB.

Federal Reserve Bank stock – The carrying value of Federal Reserve Bank stock approximates fair value based on the redemption provisions of the Federal Reserve Bank.

Accrued interest receivable – The carrying amount approximates fair value.

Deposits – The fair value of fixed maturity time deposits is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities. For deposits including demand deposits, savings accounts, NOW accounts, and certain money market accounts, the carrying value approximates fair value.

Repurchase agreements – The fair value is estimated by discounting future cash flows using current rates.

Advances from FHLB – The fair value of these fixed-maturity advances is estimated by discounting future cash flows using rates currently offered for advances of similar remaining maturities.

Accrued interest payable – The carrying amount approximates fair value.

Commitments to extend credit and letters of credit – The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date. The fair values of these commitments are not material.

          The following tables present estimated fair values of the Corporation’s financial instruments as of December 31, 2014 and 2013, and indicate the levels within the fair value hierarchy of the valuation techniques (dollars in thousands):

Fair Value Measurements at December 31, 2014 Using

	Carrying amount	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and due from banks	$18,511	$18,511	$-	$-
Interest-bearing deposits in other banks	10,086	10,086	-	-
Federal funds sold	1,700	1,700	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	397,886	-	397,886	-
Securities held-to-maturity	21,985	-	22,263	-
Loans held for sale	354	354	-	-
Loans, net	644,118	-	-	650,770
Accrued interest receivable	4,337	-	4,337	-
Financial liabilities
Non-interest bearing deposits	204,358	204,358	-	-
Interest bearing deposits	815,597	-	816,022	-
Repurchase agreements	22,834	-	22,834	-
Accrued interest payable	613	-	613	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit		-	-	-

Fair Value Measurements at December 31, 2013 Using

	Carrying amount	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and due from banks	$20,391	$20,391	$-	$-
Interest-bearing deposits in other banks	25,167	25,167	-	-
Federal funds sold	9,850	9,850	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	329,714	-	329,714	-
Securities held-to-maturity	27,839	-	28,595	-
Loans held for sale	327	327	-	-
Loans, net	598,171	-	-	607,113
Accrued interest receivable	4,183	-	4,183	-
Financial liabilities
Non-interest bearing deposits	179,823	179,823	-	-
Interest bearing deposits	777,514	-	778,682	-
Repurchase agreements	18,095	-	18,095	-
Accrued interest payable	663	-	663	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-	-